UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	VANGUARD BOND INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S GOVERNMENT AND AGENCY OBLIGATIONS (56.4%)

U.S. Government Securities (50.7%)
U.S. Treasury Bond	12.50%	8/15/2014	$2,300	$3,231
U.S. Treasury Bond	11.75%	11/15/2014	2,750	3,807
U.S. Treasury Bond	11.25%	2/15/2015	2,615	4,161
U.S. Treasury Bond	10.625%	8/15/2015	425	660
U.S. Treasury Bond	9.875%	11/15/2015	450	671
U.S. Treasury Bond	9.25%	2/15/2016	15,375	22,140
U.S. Treasury Bond	7.50%	11/15/2016	11,820	15,191
U.S. Treasury Bond	8.75%	5/15/2017	30,690	43,302
U.S. Treasury Bond	8.875%	8/15/2017	27,800	39,654
U.S. Treasury Bond	9.125%	5/15/2018	825	1,206
U.S. Treasury Bond	9.00%	11/15/2018	14,650	21,323
U.S. Treasury Bond	8.875%	2/15/2019	29,275	42,284
U.S. Treasury Bond	8.125%	8/15/2019	7,545	10,325
U.S. Treasury Bond	8.50%	2/15/2020	12,600	17,837
U.S. Treasury Bond	8.75%	5/15/2020	7,675	11,101
U.S. Treasury Bond	8.75%	8/15/2020	6,475	9,377
U.S. Treasury Bond	7.875%	2/15/2021	21,655	29,299
U.S. Treasury Bond	8.125%	5/15/2021	1,350	1,869
U.S. Treasury Bond	8.125%	8/15/2021	18,285	25,353
U.S. Treasury Bond	8.00%	11/15/2021	28,595	39,305
U.S. Treasury Bond	7.25%	8/15/2022	20,825	26,809
U.S. Treasury Bond	7.625%	11/15/2022	23,620	31,540
U.S. Treasury Bond	7.125%	2/15/2023	7,825	9,974
U.S. Treasury Bond	6.25%	8/15/2023	200	234
U.S. Treasury Bond	6.875%	8/15/2025	14,325	17,985
U.S. Treasury Bond	6.75%	8/15/2026	28,650	35,571
U.S. Treasury Bond	6.50%	11/15/2026	5,000	6,043
U.S. Treasury Bond	6.625%	2/15/2027	18,115	22,211
U.S. Treasury Bond	6.375%	8/15/2027	19,480	23,260
U.S. Treasury Bond	6.125%	11/15/2027	14,825	17,206
U.S. Treasury Bond	5.50%	8/15/2028	30,650	32,954
U.S. Treasury Bond	5.25%	11/15/2028	19,970	20,775
U.S. Treasury Bond	6.125%	8/15/2029	4,000	4,662
U.S. Treasury Note	7.00%	7/15/2006	4,275	4,607
U.S. Treasury Note	4.875%	2/15/2012	650	693

				596,620

Agency Bonds and Notes (5.7%)
Federal Home Loan Bank*	5.125%	3/6/2006	1,000	1,035
Federal Home Loan Bank*	5.375%	5/15/2019	2,250	2,320
Federal Home Loan Bank*	5.125%	8/15/2019	500	503
Federal Home Loan Mortgage Corp.*	6.75%	9/15/2029	3,450	4,084
Federal Home Loan Mortgage Corp.*	6.75%	3/15/2031	5,500	6,538
Federal Home Loan Mortgage Corp.*	6.25%	7/15/2032	6,100	6,859
Federal National Mortgage Assn.*	0.00%	6/1/2017	6,325	3,226
Federal National Mortgage Assn.*	0.00%	10/9/2019	8,300	3,615
Federal National Mortgage Assn.*	6.25%	5/15/2029	1,125	1,257
Federal National Mortgage Assn.*	7.125%	1/15/2030	5,325	6,574
Federal National Mortgage Assn.*	7.25%	5/15/2030	4,935	6,185
Federal National Mortgage Assn.*	6.625%	11/15/2030	7,200	8,403
Federal National Mortgage Assn.*	6.21%	8/6/2038	1,000	1,115
State of Israel (U.S. Government Guaranteed)	5.50%	9/18/2023	1,375	1,436
State of Israel (U.S. Government Guaranteed)	5.50%	12/4/2023	325	340
State of Israel (U.S. Government Guaranteed)	5.50%	4/26/2024	1,400	1,462
Tennessee Valley Auth.*	6.25%	12/15/2017	2,600	2,927
Tennessee Valley Auth.*	6.75%	11/1/2025	4,500	5,328
Tennessee Valley Auth.*	7.125%	5/1/2030	3,250	4,017

				67,224

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $624,322)				663,844

CORPORATE BONDS (35.5%)

Asset-Backed Securities (0.3%)
PSEG Transition Funding LLC	6.89%	12/15/2015 (1)	2,500	2,915

Finance (8.8%)
Banking (4.6%)
Abbey National PLC	7.95%	10/26/2029	2,450	3,118
ABN AMRO Bank NV	4.65%	6/4/2018	1,000	939
Banc One Corp.	8.00%	4/29/2027	1,000	1,267
Bank of America Corp.	5.375%	6/15/2014	1,000	1,040
Bank of America Corp.	5.125%	11/15/2014	2,000	2,040
Bank of America Corp.	5.25%	12/1/2015	1,125	1,145
Bank One Corp.	7.75%	7/15/2025	2,000	2,453
BB&T Corp.	5.20%	12/23/2015	825	837
Citicorp Capital II	8.015%	2/15/2027	450	507
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005 (1)(2)	91	94
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019 (1)(2)	450	544
Citigroup, Inc.	4.875%	5/7/2015	600	594
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,202
Citigroup, Inc.	5.875%	2/22/2033	1,150	1,162
Citigroup, Inc.	6.00%	10/31/2033	2,200	2,249
CoreStates Capital Corp.	8.00%	12/15/2026 (2)	2,300	2,587
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,050	1,077
Fifth Third Bank	4.50%	6/1/2018	750	710
First Union Corp.	7.50%	4/15/2035	250	315
Fleet Capital Trust II	7.92%	12/11/2026	1,150	1,283
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	469
HSBC Holdings PLC	5.25%	12/12/2012	500	518
J.P. Morgan Chase & Co.	5.25%	5/1/2015	2,200	2,232
JPM Capital Trust II	7.95%	2/1/2027	500	560
Key Bank NA	6.95%	2/1/2028	1,193	1,344
Mellon Capital II	7.995%	1/15/2027	2,100	2,388
National City Corp.	6.875%	5/15/2019	1,200	1,404
NationsBank Corp.	7.75%	8/15/2015	1,000	1,215
NationsBank Corp.	7.25%	10/15/2025	375	442
NB Capital Trust IV	8.25%	4/15/2027	400	463
PNC Funding Corp.	5.25%	11/15/2015	500	505
Royal Bank of Scotland Group PLC	4.70%	7/3/2018	500	470
Royal Bank of Scotland Group PLC	7.648%	9/30/2031	3,325	3,928
SunTrust Banks, Inc.	5.45%	12/1/2017	700	733
SunTrust Capital II	7.90%	6/15/2027	750	841
Swiss Bank Corp.	7.00%	10/15/2015	1,000	1,184
Swiss Bank Corp.	7.375%	6/15/2017	550	680
US Bancorp	8.27%	12/15/2026	750	857
US Bank NA	4.80%	4/15/2015	1,000	997
Wachovia Corp.	5.25%	8/1/2014	1,000	1,024
Washington Mutual Capital I	8.375%	6/1/2027	1,000	1,137
Wells Fargo & Co.	5.00%	11/15/2014	1,000	1,021
Wells Fargo & Co.	5.125%	9/15/2016	1,750	1,757
Zions Bancorp	6.00%	9/15/2015	750	801
Brokerage (1.5%)
Bear Stearns Co., Inc.	5.70%	11/15/2014	1,400	1,471
Bear Stearns Co., Inc.	4.65%	7/2/2018	500	463
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	1,600	1,883
Dean Witter, Discover & Co.	6.75%	10/15/2013	200	224
Goldman Sachs Group, Inc.	5.00%	10/1/2014	1,000	989
Goldman Sachs Group, Inc.	5.50%	11/15/2014	1,950	2,014
Goldman Sachs Group, Inc.	6.125%	2/15/2033	2,050	2,065
Goldman Sachs Group, Inc.	6.345%	2/15/2034	3,100	3,114
Lehman Brothers Holdings, Inc.	8.80%	3/1/2015	1,000	1,267
Merrill Lynch & Co., Inc.	5.30%	9/30/2015	1,950	2,002
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	1,250	1,436
Morgan Stanley Dean Witter	7.25%	4/1/2032	1,000	1,185
Finance Companies (1.0%)
General Electric Capital Corp.	6.75%	3/15/2032	6,125	7,058
Household Finance Corp.	7.625%	5/17/2032	1,050	1,288
Household Finance Corp.	7.35%	11/27/2032	200	238
MBNA Corp.	5.00%	6/15/2015	500	495
SLM Corp.	5.05%	11/14/2014	1,400	1,401
SLM Corp.	5.625%	8/1/2033	950	913
Insurance (1.5%)
ACE Capital Trust II	9.70%	4/1/2030	1,000	1,366
Aetna, Inc./Lion Connecticut Holdings	6.97%	8/15/2036	1,000	1,121
Allstate Corp.	6.125%	12/15/2032	1,250	1,297
American General Capital II	8.50%	7/1/2030	400	531
Aon Capital Trust	8.205%	1/1/2027	900	1,028
Arch Capital Group Ltd.	7.35%	5/1/2034	500	522
Assurant, Inc.	6.75%	2/15/2034	450	469
AXA SA	8.60%	12/15/2030	1,700	2,214
GE Global Insurance Holdings Corp.	6.45%	3/1/2019	400	429
GE Global Insurance Holdings Corp.	7.00%	2/15/2026	700	772
GE Global Insurance Holdings Corp.	7.75%	6/15/2030	400	480
Genworth Financial, Inc.	6.50%	6/15/2034	525	564
Hartford Life, Inc.	7.375%	3/1/2031	800	956
Loews Corp.	5.25%	3/15/2016	900	868
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	400	399
MetLife, Inc.	6.50%	12/15/2032	500	539
MetLife, Inc.	6.375%	6/15/2034	1,200	1,272
Progressive Corp.	6.625%	3/1/2029	1,000	1,105
Prudential Financial, Inc.	5.75%	7/15/2033	500	490
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,000	1,026
Real Estate Investment Trusts (0.2%)
Boston Properties, Inc.	5.625%	4/15/2015	500	510
EOP Operating LP	7.875%	7/15/2031	700	812
ERP Operating LP	5.20%	4/1/2013	500	507
Health Care REIT, Inc.	6.00%	11/15/2013	300	307
HRPT Properties Trust	6.25%	8/15/2016	500	515
Other (0.1%)
J. Paul Getty Trust	5.875%	10/1/2033	750	775

				103,513

Industrial (23.1%)
Basic Industry (1.2%)
Alcan, Inc.	7.25%	3/15/2031	750	897
Alcan, Inc.	6.125%	12/15/2033	500	523
Aluminum Co. of America	6.75%	1/15/2028	500	571
BHP Finance USA Ltd.	6.42%	3/1/2026	1,000	1,096
Dow Chemical Co.	7.375%	11/1/2029	1,000	1,164
E.I. du Pont de Nemours & Co.	6.50%	1/15/2028	300	337
Eastman Chemical Co.	7.25%	1/15/2024	400	447
Eastman Chemical Co.	7.60%	2/1/2027	300	349
Inco Ltd.	5.70%	10/15/2015	700	719
International Paper Co.	5.30%	4/1/2015	1,600	1,593
Placer Dome, Inc.	6.45%	10/15/2035	500	529
Rohm & Haas Co.	9.80%	4/15/2020 (1)	440	573
Rohm & Haas Co.	7.85%	7/15/2029	800	1,008
Westvaco Corp.	8.20%	1/15/2030	850	1,011
Weyerhaeuser Co.	8.50%	1/15/2025	600	755
Weyerhaeuser Co.	7.375%	3/15/2032	1,400	1,617
Willamette Ind	7.85%	7/1/2026	1,000	1,194
Capital Goods (2.0%)
Caterpillar, Inc.	7.30%	5/1/2031	250	307
Caterpillar, Inc.	6.95%	5/1/2042	1,425	1,689
CRH America Inc.	6.40%	10/15/2033	500	534
Deere & Co.	8.10%	5/15/2030	750	992
Emerson Electric Co.	5.00%	12/15/2014	600	614
General Dynamics Corp.	5.375%	8/15/2015	500	525
Lockheed Martin Corp.	8.50%	12/1/2029	2,750	3,636
Masco Corp.	7.75%	8/1/2029	550	680
Masco Corp.	6.50%	8/15/2032	500	539
Northrop Grumman Corp.	7.75%	2/15/2031	2,150	2,641
PACTIV Corp.	7.95%	12/15/2025	500	613
Raytheon Co.	7.20%	8/15/2027	850	972
Raytheon Co.	7.00%	11/1/2028	1,000	1,118
The Boeing Co.	8.75%	8/15/2021	300	394
The Boeing Co.	6.125%	2/15/2033	1,050	1,108
The Boeing Co.	6.625%	2/15/2038	700	764
TRW, Inc.	7.75%	6/1/2029	250	303
Tyco International Group SA	7.00%	6/15/2028	1,000	1,136
Tyco International Group SA	6.875%	1/15/2029	500	561
United Technologies Corp.	8.875%	11/15/2019	545	747
United Technologies Corp.	6.70%	8/1/2028	250	285
United Technologies Corp.	7.50%	9/15/2029	775	970
USA Waste Services, Inc.	7.00%	7/15/2028	1,450	1,597
Waste Management, Inc.	7.75%	5/15/2032	675	814
Communication (6.1%)
Alltel Corp.	7.875%	7/1/2032	1,000	1,222
Ameritech Capital Funding	6.55%	1/15/2028	1,000	1,044
AT&T Wireless Services, Inc.	8.75%	3/1/2031	3,050	4,000
BellSouth Capital Funding	7.875%	2/15/2030	2,500	3,031
BellSouth Corp.	6.875%	10/15/2031	1,550	1,686
BellSouth Corp.	6.55%	6/15/2034	1,575	1,656
BellSouth Telecommunications	6.375%	6/1/2028	500	513
British Telecommunications PLC	8.875%	12/15/2030 (3)	3,075	4,030
Century Tel Enterprises	6.875%	1/15/2028	250	257
Cingular Wireless	7.125%	12/15/2031	700	779
Clear Channel Communications, Inc.	7.25%	10/15/2027	700	756
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	1,973	2,642
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,000	1,273
Comcast Corp.	6.50%	1/15/2015	1,000	1,078
Comcast Corp.	7.05%	3/15/2033	900	986
Cox Communications, Inc.	5.50%	10/1/2015	500	475
Deutsche Telekom International Finance	8.75%	6/15/2030 (3)	4,550	5,860
France Telecom	9.25%	3/1/2031 (3)	2,775	3,662
Grupo Televisa SA	8.50%	3/11/2032	250	274
GTE Corp.	8.75%	11/1/2021	900	1,130
GTE Corp.	6.94%	4/15/2028	1,675	1,799
Koninklijke KPN NV	8.375%	10/1/2030	1,000	1,290
Michigan Bell Telephone Co.	7.85%	1/15/2022	1,522	1,796
New England Telephone & Telegraph Co.	6.875%	10/1/2023	110	112
New England Telephone & Telegraph Co.	7.875%	11/15/2029	600	726
News America Holdings, Inc.	9.25%	2/1/2013	500	642
News America Holdings, Inc.	8.00%	10/17/2016	750	905
News America Holdings, Inc.	8.15%	10/17/2036	775	969
News America Holdings, Inc.	7.75%	12/1/2045	1,225	1,462
Pacific Bell	7.125%	3/15/2026	550	604
SBC Communications, Inc.	5.625%	6/15/2016	750	765
SBC Communications, Inc.	6.45%	6/15/2034	650	667
Sprint Capital Corp.	7.625%	1/30/2011	25	29
Sprint Capital Corp.	6.875%	11/15/2028	1,700	1,779
Sprint Capital Corp.	8.75%	3/15/2032	4,800	6,092
TCI Communications, Inc.	8.75%	8/1/2015	400	497
Telecom Italia Capital	6.375%	11/15/2033 (2)	1,500	1,558
Telecom Italia Capital	6.00%	9/30/2034 (2)	1,000	980
Tele-Communications, Inc.	7.875%	8/1/2013	250	292
Telefonica Europe BV	8.25%	9/15/2030	1,400	1,823
Time Warner Entertainment	8.375%	3/15/2023	2,150	2,556
Time Warner Entertainment	8.375%	7/15/2033	300	365
US Cellular	6.70%	12/15/2033	450	448
Verizon Global Funding Corp.	7.75%	12/1/2030	2,500	2,994
Verizon New York, Inc.	7.375%	4/1/2032	1,050	1,165
Vodafone AirTouch PLC	7.875%	2/15/2030	1,000	1,256
Vodafone Group PLC	4.625%	7/15/2018	1,500	1,403
Vodafone Group PLC	6.25%	11/30/2032	200	212
Consumer Cyclical (4.9%)
Cendant Corp.	7.125%	3/15/2015	550	632
Chrysler Corp.	7.45%	3/1/2027	1,000	1,087
DaimlerChrysler North America Holding Corp.	8.50%	1/18/2031	2,475	3,025
Dayton Hudson Corp.	6.65%	8/1/2028	525	588
Delphi Corp.	6.50%	8/15/2013	700	723
Federated Department Stores, Inc.	6.79%	7/15/2027	800	864
Federated Department Stores, Inc.	7.00%	2/15/2028	600	663
Federated Department Stores, Inc.	6.90%	4/1/2029	250	275
Ford Motor Co.	6.625%	10/1/2028	2,125	1,919
Ford Motor Co.	6.375%	2/1/2029	2,675	2,340
Ford Motor Co.	7.45%	7/16/2031	7,050	6,920
Ford Motor Co.	8.90%	1/15/2032	1,150	1,289
General Motors Acceptance Corp.	8.00%	11/1/2031	5,120	5,316
General Motors Corp.	8.80%	3/1/2021	2,425	2,680
General Motors Corp.	8.25%	7/15/2023	1,325	1,400
General Motors Corp.	7.40%	9/1/2025	2,075	2,075
General Motors Corp.	8.375%	7/15/2033	3,275	3,481
Kohl's Corp.	6.00%	1/15/2033	400	408
Liberty Media Corp.	8.25%	2/1/2030	1,575	1,740
Lowe's Cos., Inc.	6.875%	2/15/2028	550	632
Lowe's Cos., Inc.	6.50%	3/15/2029	300	331
May Department Stores Co.	9.75%	2/15/2021 (1)	33	43
May Department Stores Co.	6.65%	7/15/2024 (2)	1,200	1,233
Nordstrom, Inc.	6.95%	3/15/2028	300	330
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,175
Target Corp.	7.00%	7/15/2031	200	235
Target Corp.	6.35%	11/1/2032	700	765
The Walt Disney Co.	7.00%	3/1/2032	1,300	1,453
Time Warner, Inc.	9.15%	2/1/2023	800	1,026
Time Warner, Inc.	7.57%	2/1/2024	500	564
Time Warner, Inc.	6.625%	5/15/2029	1,000	1,026
Time Warner, Inc.	7.625%	4/15/2031	5,000	5,734
Time Warner, Inc.	7.70%	5/1/2032	950	1,098
Viacom International Inc.	7.875%	7/30/2030	1,915	2,339
Viacom International Inc.	5.50%	5/15/2033	500	463
Wal-Mart Stores, Inc.	7.55%	2/15/2030	1,700	2,154
Consumer Noncyclical (3.9%)
Albertson's, Inc.	7.45%	8/1/2029	500	568
Albertson's, Inc.	8.00%	5/1/2031	1,300	1,573
Altria Group, Inc.	7.00%	11/4/2013	200	209
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	685
Anheuser-Busch Cos., Inc.	6.80%	8/20/2032	2,125	2,496
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,293
Archer-Daniels-Midland Co.	7.50%	3/15/2027	350	428
Archer-Daniels-Midland Co.	5.935%	10/1/2032	1,250	1,296
Baxter International, Inc.	4.625%	3/15/2015	750	717
Bristol-Myers Squibb Co.	7.15%	6/15/2023	700	825
Bristol-Myers Squibb Co.	6.80%	11/15/2026	239	272
C.R. Bard, Inc.	6.70%	12/1/2026	500	534
Cardinal Health, Inc.	4.00%	6/15/2015	200	174
CIGNA Corp.	7.875%	5/15/2027	250	299
Coca-Cola Enterprises Inc.	8.50%	2/1/2022	1,650	2,178
Coca-Cola Enterprises Inc.	8.00%	9/15/2022	500	635
Coca-Cola Enterprises Inc.	6.95%	11/15/2026	1,250	1,448
Coca-Cola Enterprises Inc.	6.75%	9/15/2028	1,250	1,422
Conagra, Inc.	9.75%	3/1/2021	750	1,042
Conagra, Inc.	7.00%	10/1/2028	500	569
Conagra, Inc.	8.25%	9/15/2030	750	978
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,207
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	950	926
Grand Metropolitan Investment Corp.	7.45%	4/15/2035	500	622
H.J. Heinz Co.	6.375%	7/15/2028	675	736
H.J. Heinz Co.	6.75%	3/15/2032 (3)	250	287
Johnson & Johnson	4.95%	5/15/2033	1,750	1,643
Kellogg Co.	7.45%	4/1/2031	1,325	1,636
Kraft Foods, Inc.	6.50%	11/1/2031	1,050	1,127
Kroger Co.	7.70%	6/1/2029	200	235
Kroger Co.	8.00%	9/15/2029	1,175	1,428
Merck & Co.	6.30%	1/1/2026	400	434
Merck & Co.	6.40%	3/1/2028	1,000	1,102
Pepsi Bottling Group, Inc.	7.00%	3/1/2029	1,200	1,418
Pharmacia Corp.	6.60%	12/1/2028 (3)	1,500	1,728
Philip Morris Cos., Inc.	7.75%	1/15/2027	650	683
Procter & Gamble Co.	5.50%	2/1/2034	700	701
Procter & Gamble Co.	5.80%	8/15/2034	400	418
Procter & Gamble Co. ESOP	9.36%	1/1/2021 (1)	2,505	3,399
Safeway, Inc.	7.25%	2/1/2031	731	810
Sara Lee Corp.	6.125%	11/1/2032	500	531
Schering-Plough Corp.	6.50%	12/1/2033	1,175	1,232
Unilever Capital Corp.	5.90%	11/15/2032	1,800	1,865
Wyeth	6.45%	2/1/2024	725	743
Wyeth	6.50%	2/1/2034	675	689
Energy (2.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,250	1,499
Anadarko Finance Co.	7.50%	5/1/2031	1,050	1,285
Apache Finance Canada	7.75%	12/15/2029	300	385
Baker Hughes, Inc.	6.875%	1/15/2029	500	574
Burlington Resources, Inc.	7.40%	12/1/2031	1,450	1,756
Canadian Natural Resources	7.20%	1/15/2032	600	706
Conoco Funding Co.	7.25%	10/15/2031	500	600
Conoco, Inc.	6.95%	4/15/2029	1,400	1,615
ConocoPhillips	5.90%	10/15/2032	500	511
Devon Energy Corp.	7.95%	4/15/2032	650	805
Devon Financing Corp.	7.875%	9/30/2031	1,550	1,893
Encana Corp.	6.50%	8/15/2034	950	1,024
Halliburton Co.	8.75%	2/15/2021	400	495
Husky Energy Inc.	6.15%	6/15/2019	400	421
Kerr McGee Corp.	6.95%	7/1/2024	1,050	1,105
Marathon Oil Corp.	6.80%	3/15/2032	550	610
Nexen, Inc.	7.875%	3/15/2032	300	371
Noble Drilling Corp.	7.50%	3/15/2019	400	469
Norsk Hydro	7.50%	10/1/2016	250	301
Norsk Hydro	7.25%	9/23/2027	950	1,132
Norsk Hydro	7.15%	1/15/2029	1,000	1,183
Occidental Petroleum	7.20%	4/1/2028	1,400	1,638
Petro-Canada	7.00%	11/15/2028	250	279
Petro-Canada	5.35%	7/15/2033	1,000	900
Pioneer Natural Resources Co.	5.875%	7/15/2016	850	885
Pioneer Natural Resources Co.	7.20%	1/15/2028	250	280
Suncor Energy, Inc.	7.15%	2/1/2032	800	944
Tosco Corp.	7.80%	1/1/2027	350	436
Tosco Corp.	8.125%	2/15/2030	2,500	3,266
Transocean Sedco Forex, Inc.	7.50%	4/15/2031	1,000	1,192
Union Oil Co. of California	7.50%	2/15/2029	550	654
Valero Energy Corp.	7.50%	4/15/2032	1,000	1,160
XTO Energy, Inc.	5.00%	1/31/2015 (2)	400	401
Technology (0.7%)
Arrow Electronics, Inc.	6.875%	7/1/2013	300	323
International Business Machines Corp.	7.00%	10/30/2025	750	877
International Business Machines Corp.	6.50%	1/15/2028	1,800	2,004
International Business Machines Corp.	5.875%	11/29/2032	1,600	1,659
International Business Machines Corp.	7.125%	12/1/2096	400	465
Motorola, Inc.	7.50%	5/15/2025	900	1,035
Motorola, Inc.	6.50%	11/15/2028	1,000	1,041
Science Applications International Corp.	5.50%	7/1/2033	500	468
Transportation (1.7%)
Burlington Northern Santa Fe Corp.	7.00%	12/15/2025	200	225
Burlington Northern Santa Fe Corp.	7.95%	8/15/2030	1,300	1,631
Canadian National Railway Co.	6.80%	7/15/2018	1,025	1,167
Canadian Pacific Rail	7.125%	10/15/2031	925	1,078
CNF, Inc.	6.70%	5/1/2034	700	726
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	2,724	2,546
CSX Corp.	7.95%	5/1/2027	1,200	1,451
CSX Transp. Inc.	9.75%	6/15/2020	189	261
CSX Transp. Inc.	7.875%	5/15/2043	105	129
Federal Express Corp.	7.60%	7/1/2097	1,000	1,198
Norfolk Southern Corp.	7.70%	5/15/2017	2,400	2,900
Norfolk Southern Corp.	9.75%	6/15/2020	261	360
Norfolk Southern Corp.	7.80%	5/15/2027	300	365
Norfolk Southern Corp.	7.25%	2/15/2031	625	728
Norfolk Southern Corp.	7.05%	5/1/2037	700	796
Norfolk Southern Corp.	7.875%	5/15/2043	145	179
Norfolk Southern Corp.	7.90%	5/15/2097	100	124
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	975	960
Southwest Airlines Co.	5.25%	10/1/2014	400	399
Union Pacific Corp.	7.00%	2/1/2016	550	630
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,133
Union Pacific Corp.	6.625%	2/1/2029	400	431
United Parcel Service of America	8.375%	4/1/2030	500	686
Other
Rockwell International Corp.	6.70%	1/15/2028	300	331

				271,810

Utilities (3.3%)
Electric (2.7%)
AEP Texas Central Co.	6.65%	2/15/2033	1,300	1,407
Alabama Power Co.	5.50%	10/15/2017	2,000	2,081
American Electric Power	5.25%	6/1/2015	500	501
Arizona Public Service Co.	4.65%	5/15/2015	775	736
Centerpoint Energy Houston	5.75%	1/15/2014	500	531
Cleveland Electric Illumination Co.	7.88%	11/1/2017	250	304
Commonwealth Edison Co.	4.70%	4/15/2015	700	693
Constellation Energy Group, Inc.	4.55%	6/15/2015	500	469
Constellation Energy Group, Inc.	7.60%	4/1/2032	850	995
Consumers Energy Co.	5.50%	8/15/2016 (2)	825	836
Dominion Resources, Inc.	6.75%	12/15/2032	1,000	1,063
Dominion Resources, Inc.	6.30%	3/15/2033	1,150	1,162
Dominion Resources, Inc. PUT	5.25%	8/1/2015	250	248
DTE Energy Co.	6.375%	4/15/2033	400	404
Duke Capital Corp.	6.75%	2/15/2032	575	605
Duke Energy Corp.	6.00%	12/1/2028	400	398
Duke Energy Corp.	6.45%	10/15/2032	1,200	1,258
Florida Power & Light Co.	5.95%	10/1/2033	350	368
Florida Power & Light Co.	5.625%	4/1/2034	799	796
Jersey Central Power & Light Co.	5.625%	5/1/2016 (2)	675	704
MidAmerican Energy Co.	6.75%	12/30/2031	1,300	1,479
National Rural Utilities Cooperative Finance Corp.Collateral Trust	8.00%	3/1/2032	1,000	1,297
Oncor Electric Delivery Co.	6.375%	1/15/2015	225	248
Oncor Electric Delivery Co.	7.00%	9/1/2022	1,350	1,517
Oncor Electric Delivery Co.	7.25%	1/15/2033	525	615
Pacific Gas & Electric Co.	6.05%	3/1/2034	3,650	3,684
PacifiCorp	7.70%	11/15/2031	400	504
Pepco Holdings, Inc.	7.45%	8/15/2032	300	345
Progress Energy, Inc.	7.75%	3/1/2031	650	771
Progress Energy, Inc.	7.00%	10/30/2031	800	873
PSEG Power Corp.	5.50%	12/1/2015	850	848
PSEG Power Corp.	8.625%	4/15/2031	400	513
South Carolina Electric & Gas Co.	6.625%	2/1/2032	800	908
Southern California Edison Co.	4.65%	4/1/2015	500	491
Southern California Edison Co.	6.00%	1/15/2034	825	861
Southern California Edison Co.	5.75%	4/1/2035	400	403
United Utilities PLC	5.375%	2/1/2019	1,000	977
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	449
Natural Gas (0.6%)
Columbia Energy Group	7.62%	11/28/2025	400	425
Duke Energy Field Services	8.125%	8/16/2030	500	624
KeySpan Corp.	8.00%	11/15/2030	1,000	1,304
Kinder Morgan Energy Partners LP	7.75%	3/15/2032	500	584
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	1,000	1,112
Kinder Morgan, Inc.	6.50%	9/1/2012	350	383
KN Energy, Inc.	7.25%	3/1/2028	100	112
Southern Union Co.	7.60%	2/1/2024	500	552
Texas Gas Transmission	4.60%	6/1/2015	500	479
Trans-Canada Pipelines	4.00%	6/15/2013	800	754
Trans-Canada Pipelines	5.60%	3/31/2034	500	483

				39,154

TOTAL CORPORATE BONDS
(Cost $392,511)				417,392

SOVEREIGN BONDS (U.S. Dollar-Denominated) (5.1%)

Asian Development Bank	5.593%	7/16/2018	2,200	2,360
China Development Bank	4.75%	10/8/2014	650	632
Inter-American Development Bank	7.00%	6/15/2025	750	905
International Bank for Reconstruction & Development	7.625%	1/19/2023	1,507	1,937
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,000	1,464
Pemex Project Funding Master Trust	7.375%	12/15/2014	2,900	3,158
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	1,950	2,223
Province of British Columbia	6.50%	1/15/2026	1,500	1,719
Province of Manitoba	9.25%	4/1/2020	1,500	2,122
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,808
Province of Quebec	4.875%	5/5/2014	500	508
Province of Quebec	7.125%	2/9/2024	2,000	2,421
Province of Quebec	7.50%	9/15/2029	1,500	1,919
Province of Saskatchewan	7.375%	7/15/2013	600	726
Quebec Hydro Electric	7.50%	4/1/2016	4,000	4,947
Quebec Hydro Electric	9.40%	2/1/2021	480	687
Quebec Hydro Electric	8.40%	1/15/2022	275	367
Region of Lombardy	5.804%	10/25/2032	1,000	1,052
Republic of Italy	6.875%	9/27/2023	3,425	4,093
Republic of Italy	5.375%	6/15/2033	2,800	2,793
Republic of South Africa	8.50%	6/23/2017	750	911
United Mexican States	6.625%	3/3/2015	1,800	1,911
United Mexican States	11.375%	9/15/2016	1,250	1,838
United Mexican States	8.125%	12/30/2019	1,950	2,247
United Mexican States	8.00%	9/24/2022	4,000	4,526
United Mexican States	8.30%	8/15/2031	6,400	7,296
United Mexican States	7.50%	4/8/2033	1,000	1,051
United Mexican States	6.75%	9/27/2034	1,925	1,846

TOTAL SOVEREIGN BONDS
(Cost $56,215)				59,467

TAXABLE MUNICIPAL BONDS (1.4%)

Illinois (Taxable Pension) GO	4.95%	6/1/2023	375	358
Illinois (Taxable Pension) GO	5.10%	6/1/2033	10,250	9,709
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	500	500
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	1,250	1,554
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	600	579
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	629
Oregon (Taxable Pension) GO	5.892%	6/1/2027	850	901
Oregon School Board Assn	5.528%	6/30/2028	1,500	1,513
Wisconsin Public Service Rev	5.70%	5/1/2026	900	932

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $16,034)				16,675

TEMPORARY CASH INVESTMENT (3.5%)			Shares

Vanguard Market Liquidity Fund, 1.74%†
(Cost $41,532)			41,531,819	41,532

TOTAL INVESTMENTS (101.9%)
(Cost $1,130,614)				1,198,910

OTHER ASSETS AND LIABILITIES--NET (-1.9%)				(22,042)

NET ASSETS (100%)				$1,176,868

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $8,938,000, representing 0.8% of net assets.
(3)Adjustable-rate note.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $1,130,614,000. Net unrealized appreciation of investment securities for tax purposes was $68,296,000, consisting of unrealized gains of $71,414,000 on securities that had risen in value since their purchase and $3,118,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.